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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: June 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment:         [ ] is a restatement
                        [ ] adds new holdings entries


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:      Prosperity Capital Management Limited

Address:   P.O. Box 10448
           Suite 204, The Crighton Building
           256 Crewe Rd
           Grand Cayman, KY1-1004
           Cayman Islands

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Oliver J. Sinton
Title: Managing Director
Phone: +1 345 745 8500

SIGNATURE, PLACE AND DATE OF SIGNING:

                        Grand Cayman, Cayman
/s/Oliver J. Sinton           Islands            12 August 2011
-------------------     -------------------    ------------------
     Signature             City, State               Date


REPORT TYPE:

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of other included managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $225,313
                                         (thousands)


LIST OF OTHER INCLUDED MANAGERS:

None

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                           FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
---------------------  ---------  ---------  --------  --------------------  ----------  --------  ----------------------------
                        TITLE OF                VALUE   SHRS OR   SH/  PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER           CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED    NONE
---------------------  ---------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ---------
CENTRAL EUROPEAN            COM   153435102    36,965  3,127,806   SH   ---     DEFINED      NONE  2,831,521     ---    296,285
   DIST CORP
MOBILE TELESYSTEMS    SPONSORED   607409109    32,153  1,520,220   SH   ---     DEFINED      NONE  1,520,220     ---        ---
   OJSC                     ADR
VIMPELCOM LTD.        SPONSORED   92719A106   143,930  9,878,911   SH   ---     DEFINED      NONE  8,443,353     ---  1,435,558
                            ADR
MECHEL OAO            SPONSORED   583840509    12,265  1,259,240   SH   ---     DEFINED      NONE  1,259,240     ---        ---
                            ADR
                      PREFERRED
